SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year End U S Dollar H K Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency translation	7.7830	7.7655	7.8081
Annual Average U S Dollar H K Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency translation	7.7954	7.8014	7.8260
Year End U S Dollar N T Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency translation	31.3638	32.7515	30.5106
Annual Average U S Dollar N T Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency translation	31.1510	32.1557	31.0906
Year End U S Dollar S G Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency translation	1.2853	1.3625	1.3192
Annual Average U S Dollar S G Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency translation	1.3066	1.3376	1.3410